CORRECTION OF ERRORS - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets of disposal group classified as held for sale	$ 171,954,262	$ 165,569,072
Liabilities of disposal group classified as held for sale (Note 20)	3,036,447	5,238,071
Provision for lease payment receivables	81,585,960	3,514,961
Allowance of minimum lease receivable	85,225,257	4,342,576
Interest expense for direct financing lease	411,066	1,546,304
Net profit before tax	(77,087,614)	895,592
Interest payable	21,494	156,501
Income tax expense (credit)	(18,900,720)	(322,038)
Income tax payable	1,202,674	85,481
Deferred tax assets, net	20,836,408	949,511
Net investment in direct financing leases	30,011,279	72,223,956
Deposit from leases	5,406,497	10,142,244
Direct financing lease interest income	7,595,992	5,697,957
Financial advisory and lease agency income	0	1,695,303
Statutory reserve (note 21.8)	$ 4,687,085	4,687,085
Understatement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for lease payment receivables		406,441
Interest expense for direct financing lease		33,685
Interest payable		33,105
Income tax payable		61,394
Deferred tax assets, net		99,862
Net investment in direct financing leases		977,690
Deposit from leases		977,690
Direct financing lease interest income		$ 466
Basic and diluted earnings per share		$ 0.02
Overstatement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Allowance of minimum lease receivable		$ 399,451
Net profit before tax		33,685
Income tax expense (credit)		39,142
Financial advisory and lease agency income		466
Statutory reserve (note 21.8)		$ 42,951